Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities.
Lease liabilities
23.	Lease liabilities

	Minimum lease payments
	2021	2020	2019
	€	€	€
Not later than 1 year	207,276	28,835	—
Later than 1 year and not later than 5 years	716,352	144,265	—
Later than 5 years	585,900	—	—
	1,509,528	173,100	—
Future finance charges	(123,741)	—	—
Present value of lease liabilities	1,385,787	173,100	—

The Group leases land and buildings for its office space.

As at December 31, 2021 the Group has three lease agreements:

●Lease agreement commencing November 1, 2020 for a period of 73 months
●Lease agreement commencing August 1, 2021 for a period of 119 months
●Lease agreement commencing August 23, 2019 for a period of 59 months

For the year ended December 31, 2021 the weighted average effective discount rate was 2.10%

The lease obligation is denominated in Euro.

The fair values of lease obligations approximate to their carrying amounts as presented above.